Income tax (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Major Components of Income Tax (Expense)

The major components of income tax (expense) benefit for the years ended December 31, 2017, 2016 and 2015 are:

Recognised in profit or loss	2017	2016	2015
Current income tax
Current income tax charge	(3,397)	(555)	(361)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position	(3,154)	766	(15)

Deferred tax
Relating to origination and reversal of temporary differences	3,401	(5,104)	(7,946)

Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income (loss)	(3,150)	(4,893)	(8,322)

Schedule of Reconciliation Related to Income Tax (Expense) Benefit

The reconciliation between the income tax (expense) benefit computed by applying the Russian enacted statutory tax rates to the income from continuing operations before tax and non-controlling interest, to the income tax (expense) benefit reported in the consolidated financial statements is as follows:

	2017	2016	2015
Profit (loss) before tax from continuing operations	15,720	14,151	(107,128)

Income tax (expense) benefit at statutory income tax rate of 20%	(3,144)	(2,830)	21,426

Adjustments:
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position.	(3,154)	766	(15)
Unrecognized current year tax losses and write-off of previously recognized asset on tax losses	4,783	513	(19,822)
Non-deductible expenses for tax purposes	(1,755)	(1,317)	(4,341)
Non-deductible interest expense	(254)	(1,055)	(2,588)
Effect of non-deductible penalties on breach of covenants in credit agreements	112	(1,152)	(3,025)
Effect of different tax rates in foreign jurisdictions	262	182	26
Effect of the disposal of subsidiaries	0	—	17

At the effective income tax rate of 20,0% (34.6% in 2016, 7.8% in 2015) income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income (loss)	(3,150)	(4,893)	(8,322)

Schedule of Deferred Tax Assets and Liabilities

The amounts reported in the accompanying consolidated financial statements consisted of the following:

	January 1, 2015	Tax (expense) benefit during the period recognised in profit or loss	Disposals of subsidiaries	Foreign currency translation effect	December 31, 2015
Deferred tax assets
Property, plant and equipment	820	265	(30)	—	1,055
Rehabilitation provision	223	288	—	(1)	510
Inventory	125	(48)	—	(4)	73
Accounts receivable	190	79	—	(11)	258
Bad debt allowance	758	50	(2)	48	854
Loans & borrowings	3,428	(3,205)	—	1	224
Finance lease liabilities	1,639	(133)	—	2	1,508
Accounts payable and other liabilities	1,041	(279)	—	1	763
Net operating loss carry-forwards	16,861	(6,258)	3	5	10,611
Other	328	(4)	—	—	324

Deferred tax liabilities
Property, plant and equipment	(16,480)	308	—	(27)	(16,199)
Mineral licenses	(8,020)	319	—	—	(7,701)
Rehabilitation provision	(27)	19	—	—	(8)
Inventory	(970)	372	—	(6)	(604)
Accounts receivable	(109)	62	—	—	(47)
Bad debt allowance	(177)	—	—	—	(177)
Loans & borrowings	(604)	151	—	(1)	(454)
Accounts payable and other liabilities	(78)	(35)	—	—	(113)
Other	(563)	103	—	(15)	(475)

Deferred tax assets (liabilities), net	(1,615)	(7,946)	(29)	(8)	(9,598)

	January 1, 2016	Tax (expense) benefit during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2016
Deferred tax assets
Property, plant and equipment	1,055	(378)	—	677
Rehabilitation provision	510	184	—	694
Inventory	73	134	(14)	193
Accounts receivable	258	(94)	(4)	160
Bad debt allowance	854	(159)	(24)	671
Loans & borrowings	224	(106)	—	118
Finance lease liabilities	1,508	(389)	2	1,121
Accounts payable and other liabilities	763	(70)	7	700
Net operating loss carry-forwards	10,611	(5,807)	(89)	4,715
Other	324	(264)	(1)	59

Deferred tax liabilities
Property, plant and equipment	(16,199)	497	37	(15,665)
Mineral licenses	(7,701)	485	—	(7,216)
Rehabilitation provision	(8)	1	—	(7)
Inventory	(604)	(83)	3	(684)
Accounts receivable	(47)	41	—	(6)
Bad debt allowance	(177)	59	—	(118)
Loans & borrowings	(454)	350	1	(103)
Accounts payable and other liabilities	(113)	74	1	(38)
Other	(475)	421	3	(51)

Deferred tax assets (liabilities), net	(9,598)	(5,104)	(78)	(14,780)

	January 1, 2017	Tax benefit (expense) during the period recognised in profit or loss	Foreign currency translation effect	December 31, 2017
Deferred tax assets
Property, plant and equipment	677	81	1	759
Rehabilitation provision	694	108	0	802
Inventory	193	(9)	(5)	179
Accounts receivable	160	26	0	186
Bad debt allowance	671	(118)	(4)	549
Loans & borrowings	118	195	0	313
Finance lease liabilities	1,121	(138)	0	983
Accounts payable and other liabilities	700	(31)	(13)	656
Net operating loss carry-forwards	4,715	3,248	9	7,972
Other	59	26	1	86

Deferred tax liabilities
Property, plant and equipment	(15,665)	(193)	(11)	(15,869)
Mineral licenses	(7,216)	564	0	(6,652)
Rehabilitation provision	(7)	0	0	(7)
Inventory	(684)	(117)	0	(801)
Accounts receivable	(6)	(18)	0	(24)
Bad debt allowance	(118)	(189)	1	(306)
Loans & borrowings	(103)	(9)	0	(112)
Accounts payable and other liabilities	(38)	0	0	(38)
Other	(51)	(25)	2	(74)

Deferred tax assets (liabilities), net	(14,780)	3,401	(19)	(11,398)

Schedule of Deferred Tax Assets and Liabilities Recognized

Recognised in the consolidated statement of financial position information

	December 31, 2017	December 31, 2016
Deferred tax assets	96	1,502
Deferred tax liabilities	(11,494)	(16,282)

Deferred tax liabilities, net	(11,398)	(14,780)